STOCK OPTIONS	12 Months Ended
Dec. 31, 2016
Lewis and Clark Pharmaceuticals, Inc. [Member]
STOCK OPTIONS

NOTE 7 – STOCK OPTIONS

The following table summarizes stock option activity for the two years ended December 31, 2017:

	Options Outstanding	Weighted Average Exercise Price
Outstanding at December 31, 2014	111,756	$1.85
Granted	45,484	1.90
Exercised	—	—
Expired or canceled	—	—
Outstanding at December 31, 2015	157,240	1.87
Granted	105,000	1.87
Exercised	—	—
Expired or canceled	—	—
Outstanding at December 31, 2016	262,240	$1.87
Exercisable at December 31, 2016	262,240	$1.87

During 2016, we issued options to purchase 105,000 shares of common stock to employees. Of these options, 70,000 have an exercise price of $1.81 and 35,000 have an exercise price of $1.99. The options were vested upon grant and expire in ten years. We recorded an expense of $154,360 during 2016.

During 2015, we issued options to purchase 45,484 shares of common stock to employees. Of these options, 23,457 have an exercise price of $1.81 and 22,027 have an exercise price of $1.99. The options were vested upon grant and expire in ten years. We recorded an expense of $66,866 during 2016.

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued during 2016 and 2015:

	2016	2015
Volatility	245%	245%
Expected term (years)	5.0	5.0
Risk-free interest rate	1.33%	1.61%
Dividend yield	0%	0%